Contingencies (Details Textual) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 24, 2018	Jun. 30, 2018	Dec. 31, 2017
Commitments And Contingent Liabilities [Line Items]
Gain (Loss) Related to Litigation Settlement		$ 2.7	$ 2.7
Scenario, Forecast [Member]
Commitments And Contingent Liabilities [Line Items]
Litigation Settlement, Amount Awarded from Other Party	$ 2.7